Accounts Payable and Accrued Expenses (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable - related parties	$ 2,048	$ 1,593,994	$ 715,526
Accrued interest (notes payable) - related parties	3,411,998	238,632	116,458
Accounts payable and accrued expenses - related parties	$ 3,414,046	1,832,625	831,984
Accrued compensation		$ 41	$ 1,249,099